J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

(each, a “Fund” and collectively the “Funds”)

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated April 5, 2018

to the Prospectuses dated November 1, 2017, as supplemented

Effective immediately, the table on page 26 of the Prospectuses and the sentence immediately preceding the table are deleted in their entirety and replaced with the following:

The Funds are diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. In addition to being able to hold cash and cash equivalents, the Funds may invest their assets in the underlying funds within the following ranges:

% of Fund Holdings
	Conservative Growth	Balanced	Growth & Income	Growth
Equity Funds
Commodities Strategy Fund	0–5	0–5	0–5	0–5
Emerging Economies Fund	0–10	0–10	0–10	0–10
Equity Focus Fund	0-5	0-5	0-5	0–5
Emerging Markets Equity Fund	0–10	0–10	0–10	0–10
Equity Income Fund	0–20	0–40	0–50	0–50
Equity Index Fund	0–20	0–40	0–50	0–50
Global Research Enhanced Index Fund	0–5	0–5	0–5	0–5
International Equity Fund	0–20	0–30	0–40	0–40
International Research Enhanced Equity Fund	0–20	0–30	0–40	0–40
International Unconstrained Equity Fund	0-20	0-20	0-20	0-20
Intrepid America Fund	0-20	0-50	0-60	0-60
Intrepid European Fund	0–5	0–5	0–5	0–5
Intrepid Growth Fund	0–20	0–30	0–40	0–40
Intrepid Mid Cap Fund	0–20	0–30	0–40	0–40
Intrepid Sustainable Equity Fund	0–20	0–50	0–60	0–60
Intrepid Value Fund	0–20	0–50	0–60	0–60
Large Cap Growth Fund	0–20	0–40	0–50	0–50
Large Cap Value Fund	0–20	0–50	0–60	0–60
Market Expansion Enhanced Index Fund	0–20	0–30	0–40	0–40
Mid Cap Equity Fund	0–20	0–30	0–40	0–40
Mid Cap Growth Fund	0–20	0–30	0–40	0–40
Realty Income Fund	0–10	0–10	0–10	0–10
Small Cap Equity Fund	0–10	0–10	0–10	0–10
Small Cap Growth Fund	0–10	0–10	0–10	0–10
Small Cap Value Fund	0–10	0–10	0–10	0–10
Tax Aware Equity Fund	0–20	0–50	0–60	0–60
U.S. Equity Fund	0–20	0–30	0–40	0–40
U.S. Large Cap Core Plus Fund	0–10	0–10	0–10	0–10
Undiscovered Managers Behavioral Value Fund	0–10	0–10	0–10	0–10
Value Advantage Fund	0–15	0–15	0–15	0–15
Income Funds
Core Bond Fund	0–70	0–50	0–30	0–20
Core Plus Bond Fund	0–70	0–50	0–30	0–20
Emerging Markets Debt Fund	0–10	0–10	0–10	0–10
Emerging Markets Strategic Debt Fund	0–5	0–5	0–5	0–5

SUP-INV-418

% of Fund Holdings
	Conservative Growth	Balanced	Growth & Income	Growth
Floating Rate Income Fund	0–10	0–10	0–10	0–10
Government Bond Fund	0–70	0–50	0–30	0–20
High Yield Fund	0–15	0–15	0–15	0–15
Inflation Managed Bond Fund	0–10	0–10	0–10	0–10
Limited Duration Bond Fund	0–70	0–50	0–30	0–20
U.S. Government Money Market Fund	0–10	0–10	0–10	0–10
Short Duration Bond Fund	0–70	0–50	0–30	0–20
Short Duration Core Plus Fund	0–5	0–5	0–5	0–5
Strategic Income Opportunities Fund	0–5	0–5	0–5	0–5
Unconstrained Debt Fund	0–20	0–40	0–50	0–50
Market Neutral and Other Alternative Funds
Research Market Neutral Fund	0–10	0–10	0–10	0–10
Systematic Alpha Fund	0-5	0–5	0–5	0–5

In addition, references in “Appendix B — Underlying Funds” to the JPMorgan U.S. Dynamic Plus Fund and JPMorgan Multi-Cap Market Neutral Fund, as well as the descriptions of each of those two Funds, are deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE